Exhibit 99.11

Data Compare Summary (Total)
Run Date - 10/4/2024 12:36:14 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	2	281	0.71%	281
State	0	281	0.00%	281
Zip	0	281	0.00%	281
Note Date	0	281	0.00%	281
Original Loan Amount	0	281	0.00%	281
Amortization Term	0	281	0.00%	281
Original Interest Rate	1	281	0.36%	281
Borrower Qualifying FICO	5	281	1.78%	281
Coborrower Qualifying FICO	1	203	0.49%	281
Amortization Type	0	281	0.00%	281
Representative FICO	3	281	1.07%	281
Interest Only	0	281	0.00%	281
Lien Position	0	281	0.00%	281
Occupancy	0	281	0.00%	281
Purpose	0	281	0.00%	281
Appraised Value	1	281	0.36%	281
Contract Sales Price	3	281	1.07%	281
Balloon Flag	0	281	0.00%	281
Original CLTV	0	281	0.00%	281
Original LTV	0	281	0.00%	281
Origination Channel	0	281	0.00%	281
Appraisal Effective Date	1	281	0.36%	281
Investor: Qualifying Total Debt Ratio	12	281	4.27%	281
Initial Rate Lock Date	72	281	25.62%	281
Total	101	6,666	1.52%	281